Financial Instruments and Financial Risk Management - Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings Carried at Amortized Cost (Details) - Level 2 - EUR (€) € in Thousands	Dec. 31, 2024	Sep. 30, 2024
Term Loan | EUR
Disclosure of fair value measurement of liabilities [line items]
Nominal value	€ 375,000	€ 375,000	[1]
Term Loan | USD
Disclosure of fair value measurement of liabilities [line items]
Nominal value	171,095	160,772	[1]
Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	208,305	208,305
Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Nominal value	428,500	428,500
Carrying Value | Term Loan | EUR
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	375,495	375,905	[1]
Carrying Value | Term Loan | USD
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	172,071	159,870	[1]
Carrying Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	214,415	212,121
Carrying Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	440,678	446,739
Fair Value | Term Loan | EUR
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	386,340	396,560	[1]
Fair Value | Term Loan | USD
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	177,058	169,363	[1]
Fair Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	220,025	216,322
Fair Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	€ 445,456	€ 449,533

[1]	The New EUR Term Loan and New USD Term Loan, as defined in the Form 20-F for the year ended September 30, 2024, are referred to as the EUR Term Loan and USD Term Loan, respectively, throughout these condensed consolidated interim financial statements